CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Additional paid-in capital	Statutory reserve	Retained earnings	Accumulated other comprehensive income /(loss)	Total TAL Education Group shareholders' equity	Noncontrolling Interest	Common Class A	Common Class B	Class A common shares Issuable	Total
Balance at Feb. 28, 2017	$ 141,968	$ 28,407	$ 417,836	$ 55,869	$ 644,245	$ 36,619	$ 93	$ 72		$ 680,864
Balance (in shares) at Feb. 28, 2017							93,130,615	71,456,000
Conversion of Class B common shares to Class A common shares							$ 1	$ (1)
Conversion of Class B common shares to Class A common shares (in shares)							900,000	(900,000)
Net income / (loss)			198,440		198,440	(3,777)				194,663
Provision for statutory reserve		9,908	(9,908)
Issuance of common shares in connection with vesting of non-vested shares	(14,000)				(13,998)		$ 2			(13,998)
Issuance of common shares in connection with vesting of non-vested shares (in shares)							2,314,190
Share-based compensation	47,150				47,150					47,150
Exercise of share options	2,127				2,127					2,127
Exercise of share options (in shares)							76,491
Foreign currency translation adjustment				46,145	46,145	1,324				47,469
Net unrealized gains on available-for-sale investments, net				34,556	34,556					34,556
Conversion of convertible bond to Class A common shares	214,406				214,422		$ 16			214,422
Conversion of convertible bond to Class A common shares (in shares)							16,380,780
Purchase of noncontrolling interests of consolidated subsidiaries	(6,928)				(6,928)	(18,113)				(25,041)
Purchase of noncontrolling interests of consolidated subsidiaries (in shares)							135,264
Business acquisitions						3,643				3,643
Stock consideration (in shares)							0
Transfer to statements of operations of realized gains on available-for-sale investments, net of tax effect of $nil				(4,245)	(4,245)					(4,245)
Capital injection from noncontrolling interests shareholders						20				20
Class A Common shares issued under private placement	499,994				500,000		$ 6			500,000
Class A Common shares issued under private placement (in shares)							5,464,481
Cash dividend to shareholders			(41,166)		(41,166)					(41,166)
Balance at Feb. 28, 2018	884,717	38,315	565,202	132,325	1,620,748	19,716	$ 118	$ 71		1,640,464
Balance (in shares) at Feb. 28, 2018							118,401,821	70,556,000
Net income / (loss)			367,236		367,236	(2,722)				364,514
Provision for statutory reserve		20,375	(20,375)
Issuance of common shares in connection with vesting of non-vested shares	(2)						$ 2
Issuance of common shares in connection with vesting of non-vested shares (in shares)							2,073,711
Share-based compensation	76,720				76,720					76,720
Exercise of share options	3,296				3,297		$ 1			3,297
Exercise of share options (in shares)							232,024
Foreign currency translation adjustment				(34,864)	(34,864)	(959)				(35,823)
Net unrealized gains on available-for-sale investments, net				15,837	15,837					15,837
Conversion of convertible bond to Class A common shares	5,799				5,800		$ 1			5,800
Conversion of convertible bond to Class A common shares (in shares)							443,091
Exercise of capped call option	13,270				13,270					13,270
Business acquisitions	1,726				3,703	29,658			$ 1,977	33,361
Stock consideration (in shares)							20,502
Transfer to statements of operations of realized gains on available-for-sale investments, net of tax effect of $nil				(96,251)	(96,251)					(96,251)
Capital injection from noncontrolling interests shareholders						15				15
Class A Common shares issued under private placement	499,995				500,000		$ 5			500,000
Class A Common shares issued under private placement (in shares)							5,329,922
Cash dividend to shareholders										0
Cumulative effect of initially applying new standard at Feb. 28, 2019			8,251		8,251	1,022				9,273
Balance at Feb. 28, 2019	1,485,521	58,690	920,314	17,047	2,483,747	46,730	$ 127	$ 71	1,977	2,530,477
Balance (in shares) at Feb. 28, 2019							126,501,071	70,556,000
Conversion of Class B common shares to Class A common shares							$ 4	$ (4)
Conversion of Class B common shares to Class A common shares (in shares)							3,614,796	(3,614,796)
Net income / (loss)			(110,195)		(110,195)	(17,456)				(127,651)
Provision for statutory reserve		24,022	(24,022)
Issuance of common shares in connection with vesting of non-vested shares	(2)						$ 2
Issuance of common shares in connection with vesting of non-vested shares (in shares)							2,239,239
Share-based compensation	116,703				116,703					116,703
Exercise of share options	2,550				2,550					2,550
Exercise of share options (in shares)							114,793
Foreign currency translation adjustment				(47,082)	(47,082)	(1,865)				(48,947)
Net unrealized gains on available-for-sale investments, net				1,122	1,122					1,122
Conversion of convertible bond to Class A common shares	5,250				5,250					5,250
Conversion of convertible bond to Class A common shares (in shares)							401,074
Exercise of capped call option	66,346				66,346					66,346
Acquisition of noncontrolling interests	(672)				(672)	(1,755)				(2,427)
Business acquisitions	2,741				764				$ 1,977	764
Stock consideration (in shares)							24,702
Capital injection from noncontrolling interests shareholders	(2,797)				(2,797)	2,807				10
Cash dividend to shareholders										0
Balance at Feb. 29, 2020	$ 1,675,640	$ 82,712	$ 786,097	$ (28,913)	$ 2,515,736	$ 28,461	$ 133	$ 67		$ 2,544,197
Balance (in shares) at Feb. 29, 2020							132,895,675	66,941,204